Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales - net	$ 15,429,340	$ 3,397,742	$ 31,990,020	$ 6,431,678	$ 17,212,636	$ 3,202,687
Cost of sales	12,942,605	2,512,828	25,837,767	4,914,361	14,845,069	2,804,274
Gross profit	2,486,735	884,914	6,152,253	1,517,317	2,367,567	398,413
General and administrative expenses	4,151,076	2,778,682	8,543,887	4,498,310	18,587,727	18,650,249
Loss from operations	(1,664,341)	(1,893,768)	(2,391,634)	(2,980,993)	(16,220,160)	(18,251,836)
Other income (expense)
Derivative expense	(1,029,541)	(2,698,490)	(2,486,451)	(4,057,859)	(4,777,654)	(93,638)
Change in fair value of derivative liabilities	9,854,045	766,487	1,496,874	634,770	5,162,100	(149,306)
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock	0	(627,384)	(2,941,826)	(2,542,073)	(3,862,458)	(433,400)
Interest expense	(976,686)	(2,983,468)	(3,547,202)	(3,502,390)	(3,711,278)	(480,589)
Other expense					(121,500)	(160,568)
Licensing income					250,000	0
Foreign currency transaction loss	(1,573)	0	(1,573)	0
Other income	0	0	18,423	0
Total other income (expense) - net	7,846,245	(5,542,855)	(7,461,755)	(9,467,552)	(7,060,790)	(1,317,501)
Net income (loss)	6,181,904	(7,436,623)	(9,853,389)	(12,448,545)	(23,280,950)	(19,569,337)
Net loss available to common stockholders
Net loss	6,181,904	(7,436,623)	(9,853,389)	(12,448,545)	(23,280,950)	(19,569,337)
Series C preferred stock dividend					(293)	0
Net loss available to common stockholders					(23,280,657)	(19,569,337)
Other comprehensive income
Net change in Foreign currency translation	40,719	0	40,719	0
Total other comprehensive income	40,719	0	40,719	0
Total comprehensive income (loss)	$ 6,222,623	$ (7,436,623)	$ (9,812,670)	$ (12,448,545)
Net income (loss) per share available to common stockholders - basic and diluted (in dollars per share)	$ 0.00	$ (0.04)	$ (0.01)	$ (0.07)	$ (0.08)	$ (0.48)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	1,388,624,267	201,864,655	1,301,222,184	174,365,323	281,484,658	41,141,549